DIVIDENDS (Details) - CAD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Oct. 15, 2020	Jul. 15, 2020	Apr. 15, 2020	Jan. 15, 2020	Oct. 15, 2019	Jul. 15, 2019	Apr. 15, 2019	Jan. 15, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of dividends [Line Items]
Dividends paid (in CAD per share)	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18
Dividends paid	$ 37,773	$ 38,574	$ 38,995	$ 39,971	$ 41,105	$ 42,461	$ 43,285	$ 43,899	$ 155,313	$ 170,750
Dividends payable									$ 75,297	$ 79,845
Dividend, December 2020
Disclosure of dividends [Line Items]
Dividends payable (in CAD per share)									$ 0.18
Dividends payable									$ 37,649
Dividend, March 2021
Disclosure of dividends [Line Items]
Dividends payable (in CAD per share)									$ 0.18
Dividends payable									$ 37,648
Dividend, December 2019
Disclosure of dividends [Line Items]
Dividends payable (in CAD per share)										$ 0.18
Dividends payable										$ 39,923
Dividend, March 2020
Disclosure of dividends [Line Items]
Dividends payable (in CAD per share)										$ 0.18
Dividends payable										$ 39,922